Property, Plant and Equipment - Schedule of Major Classes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Public Utility, Property, Plant and Equipment [Line Items]
Construction work in progress	$ 1,548	$ 1,359
Total utility plant	37,852	34,918
Nonutility property	103	141
Total property, plant and equipment	37,955	35,059
Utility Plant | Land and other non-depreciable assets
Public Utility, Property, Plant and Equipment [Line Items]
Utility plant excluding construction work in progress	317	302
Utility Plant | Sources of supply
Public Utility, Property, Plant and Equipment [Line Items]
Utility plant excluding construction work in progress	$ 1,252	1,124
Utility Plant | Sources of supply | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	20 years
Utility Plant | Sources of supply | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	114 years
Utility Plant | Sources of supply | Weighted Average
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	45 years
Utility Plant | Treatment and pumping
Public Utility, Property, Plant and Equipment [Line Items]
Utility plant excluding construction work in progress	$ 5,093	4,786
Utility Plant | Treatment and pumping | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	2 years
Utility Plant | Treatment and pumping | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	119 years
Utility Plant | Treatment and pumping | Weighted Average
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	40 years
Utility Plant | Transmission and distribution
Public Utility, Property, Plant and Equipment [Line Items]
Utility plant excluding construction work in progress	$ 15,807	14,745
Utility Plant | Transmission and distribution | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	15 years
Utility Plant | Transmission and distribution | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	128 years
Utility Plant | Transmission and distribution | Weighted Average
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	65 years
Utility Plant | Services, meters and fire hydrants
Public Utility, Property, Plant and Equipment [Line Items]
Utility plant excluding construction work in progress	$ 7,046	6,356
Utility Plant | Services, meters and fire hydrants | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	2 years
Utility Plant | Services, meters and fire hydrants | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	109 years
Utility Plant | Services, meters and fire hydrants | Weighted Average
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	28 years
Utility Plant | General structures and equipment
Public Utility, Property, Plant and Equipment [Line Items]
Utility plant excluding construction work in progress	$ 3,116	2,813
Utility Plant | General structures and equipment | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	2 years
Utility Plant | General structures and equipment | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	109 years
Utility Plant | General structures and equipment | Weighted Average
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	16 years
Utility Plant | Waste collection
Public Utility, Property, Plant and Equipment [Line Items]
Utility plant excluding construction work in progress	$ 2,124	1,986
Utility Plant | Waste collection | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	5 years
Utility Plant | Waste collection | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	145 years
Utility Plant | Waste collection | Weighted Average
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	52 years
Utility Plant | Waste treatment, pumping and disposal
Public Utility, Property, Plant and Equipment [Line Items]
Utility plant excluding construction work in progress	$ 1,530	1,425
Utility Plant | Waste treatment, pumping and disposal | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	4 years
Utility Plant | Waste treatment, pumping and disposal | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	165 years
Utility Plant | Waste treatment, pumping and disposal | Weighted Average
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	32 years
Utility Plant | Other plant
Public Utility, Property, Plant and Equipment [Line Items]
Utility plant excluding construction work in progress	$ 19	$ 22
Utility Plant | Other plant | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	1 year
Utility Plant | Other plant | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	54 years
Utility Plant | Other plant | Weighted Average
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	18 years
Nonutility Plant | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	3 years
Nonutility Plant | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	50 years
Nonutility Plant | Weighted Average
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	16 years